Fair Value Measurements - Summary of Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents and restricted cash:
Money market funds	$ 6,986,000	$ 3,046,000
Certificate of deposit	75,000	326,000	$ 529,000
Total Assets	7,061,000	3,372,000	529,000
Liabilities:
Bridge loan	21,432
Derivative liabilities	248,450,000	22,911,000	11,379,000
Warrant liabilities		3,329,000	1,989,000
Total Liabilities	269,882,000	26,240,000	13,368,000
Level 1 [Member]
Cash equivalents and restricted cash:
Money market funds	6,986,000	3,046,000
Total Assets	6,986,000	3,046,000
Level 1 [Member] | ACON S2 Acquisition Corp [Member]
Cash equivalents and restricted cash:
Investments held in Trust Account	250,016,847	250,004,454
Level 1 [Member] | ACON S2 Acquisition Corp [Member] | Public Warrants [Member]
Liabilities:
Liabilities Fair Value Disclosure	10,333,330	13,625,000
Level 2 [Member]
Cash equivalents and restricted cash:
Certificate of deposit	75,000	326,000	529,000
Total Assets	75,000	326,000	529,000
Level 3 [Member]
Liabilities:
Bridge loan	21,432
Derivative liabilities	248,450,000	22,911,000	11,379,000
Warrant liabilities		3,329,000	1,989,000
Total Liabilities	269,882,000	26,240,000	$ 13,368,000
Level 3 [Member] | ACON S2 Acquisition Corp [Member] | Private Warrants [Member]
Liabilities:
Liabilities Fair Value Disclosure	9,883,720	$ 7,729,400
Level 3 [Member] | ACON S2 Acquisition Corp [Member] | Working Capital Loan Related Party [Member]
Liabilities:
Liabilities Fair Value Disclosure	$ 361,751